Business Combinations (Tables)	9 Months Ended
Sep. 30, 2014
Aptiv Solutions
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary estimated fair values of the assets acquired and the liabilities assumed:

May 7
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	148,110
Cash and cash equivalents	3,518
Accounts receivable	24,461
Unbilled revenue	19,217
Prepayments and other current assets	3,401
Non-current assets	2,911
Other liabilities	(37,732)
Payments on account	(31,094)
Non-current other liabilities	(18,615)

Net assets acquired	$121,101

Cash consideration	$143,500
Adjustments to cash consideration	(22,399)
Net assets acquired	$121,101

Clinical Trial Services
Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

February 15
2013
(in thousands)
Property, plant and equipment	$339
Goodwill*	36,922
Intangible asset – customer relationships	3,300
Intangible asset – order backlog	600
Cash and cash equivalents	1,039
Accounts receivable	9,200
Unbilled revenue	2,128
Prepayments and other current assets	465
Non-current assets	6
Other liabilities	(2,285)
Non-current other liabilities	(16)

Net assets acquired	$51,698

Cash consideration	$51,897
Working capital adjustment	(199)
Net assets acquired	$51,698